UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06240

        Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.8% (1.7% of Total Investments)
$ 10,000	Lauderdale County and Florence Health Authority, Alabama, Revenue Bonds, Coffee Health Group,	7/10 at 102.00	AA	$8,564,400
	Series 2000A, 6.000%, 7/01/29 – MBIA Insured
5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	3,090,680
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

15,155	Total Alabama			11,655,080

	Alaska – 0.6% (0.4% of Total Investments)
500	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA	494,730
	12/01/26 – FGIC Insured
2,000	Kenai Peninsula Borough, Alaska, Revenue Bonds, Central Kenai Peninsula Hospital Service Area,	8/13 at 100.00	A3	2,028,960
	Series 2003, 5.000%, 8/01/23 – FGIC Insured

2,500	Total Alaska			2,523,690

	Arizona – 2.9% (1.8% of Total Investments)
2,300	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,166,991
	2008A, 5.000%, 7/01/33
3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	AA	3,999,637
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – MBIA Insured
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	5,222,320
	5.000%, 12/01/37
750	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A3	624,165
	Healthcare, Series 2008A, 5.250%, 9/01/30

14,800	Total Arizona			12,013,113

	Arkansas – 1.3% (0.8% of Total Investments)
4,500	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A3	5,286,105
	7.375%, 8/01/15

	California – 5.0% (3.1% of Total Investments)
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	AA–	824,961
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	AA–	872,528
550	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AA	518,347
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative
	Minimum Tax)
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	1,453,326
	System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	260,420
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	AA	802,720
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	AA	1,189,592
	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,
	Series 2003B:
8,100	0.000%, 8/01/24 – FGIC Insured	8/13 at 58.68	AA	3,489,156
11,430	0.000%, 8/01/27 – FGIC Insured	8/13 at 49.99	AA	3,929,977
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A	1,884,750
	Revenue Bonds, Residual Series 2040, 8.100%, 6/01/45 – FGIC Insured (IF)
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	A3	298,264
	Series 2001B, 0.000%, 8/01/31 – MBIA Insured
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA	1,197,660
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	AA–	2,054,250
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – MBIA Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 58.09	AA	1,844,350
	Bonds, Series 2005C, 0.000%, 8/01/26 – MBIA Insured
2,000	Yuma Community College District, California, General Obligation Bonds, Series 2007B, 0.000%,	8/17 at 45.45	A1	391,880
	8/01/33 – AMBAC Insured

66,865	Total California			21,012,181

	Colorado – 13.5% (8.3% of Total Investments)
11,000	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2000, 6.000%,	6/10 at 100.50	Aaa	11,852,830
	6/15/15 (Pre-refunded 6/15/10) – AMBAC Insured
9,250	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System,	7/09 at 100.50	AAA	9,370,620
	Series 1994A, 5.350%, 11/01/16 (ETM)
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AAA	992,116
	2005C, 5.250%, 3/01/40 – FSA Insured
16,995	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A1	16,438,754
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
4,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	AA	4,608,315
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
1,500	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	1,065,690
	Hotel, Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – MBIA Insured	No Opt. Call	AA–	461,230
8,515	0.000%, 9/01/25 – MBIA Insured	No Opt. Call	AA–	2,288,832
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	AA–	1,395,550
	MBIA Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	A3	3,522,000
	5.350%, 12/01/37 – RAAI Insured
12,355	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 40.52	AAA	4,759,270
	0.000%, 6/15/26 (Pre-refunded 6/15/11) – FSA Insured (5)

84,685	Total Colorado			56,755,207

	District of Columbia – 2.8% (1.7% of Total Investments)
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2001:
2,630	6.250%, 5/15/24	5/11 at 101.00	BBB	2,239,997
5,000	6.500%, 5/15/33	No Opt. Call	BBB	3,432,600
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – MBIA Insured	No Opt. Call	AA	5,979,550

12,630	Total District of Columbia			11,652,147

	Florida – 3.6% (2.2% of Total Investments)
	Lee County, Florida, Airport Revenue Bonds, Series 2000A:
3,075	5.875%, 10/01/18 – FSA Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA	3,117,435
4,860	5.875%, 10/01/19 – FSA Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA	4,906,024
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA	6,833,623
	Series 2007, 5.000%, 7/01/40 – MBIA Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	214,300
	South Florida, Series 2007, ROLS 11151, 16.854%, 8/15/42 (IF)

19,685	Total Florida			15,071,382

	Georgia – 0.8% (0.5% of Total Investments)
3,750	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/10 at 101.00	AA	3,303,487
	(Alternative Minimum Tax)

	Illinois – 15.7% (9.7% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
3,855	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	AA	1,472,224
2,925	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA	691,675
5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A,	7/10 at 101.00	AAA	6,402,234
	6.500%, 1/01/35 (Pre-refunded 7/01/10) – FGIC Insured
15,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	A1	12,595,500
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
3,770	5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	3,253,774
5,460	5.250%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	A1	4,505,810
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008,	8/18 at 100.00	AAA	1,603,120
	5.250%, 8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	763,320
	5.500%, 2/01/40 – AMBAC Insured
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	Baa1	2,758,054
	5.500%, 8/01/37
10,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	11,147,900
	5.750%, 5/15/22
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	2/11 at 102.00	Aaa	1,997,240
	5.950%, 2/20/36
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	Aa3	4,828,600
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – FSA Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa3	4,371,390
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,700	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	3,214,392
2,920	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	2,908,904
1,100	0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA	224,587
2,455	0.000%, 6/15/41 – MBIA Insured	No Opt. Call	AAA	362,113
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	3,163,350
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – MBIA Insured

94,470	Total Illinois			66,264,187

	Indiana – 3.2% (2.0% of Total Investments)
2,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	1,194,680
	System, Series 2006, 5.250%, 8/01/36
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	1,315,860
	Indiana, Series 2007, 5.500%, 3/01/37
765	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000D-3,	1/10 at 100.00	Aaa	782,824
	5.950%, 7/01/26 (Alternative Minimum Tax)
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	1,952,972
	MBIA Insured
7,660	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/11 at 100.00	AA– (4)	8,354,609
	2000, 5.625%, 8/15/33 (Pre-refunded 2/15/11) – AMBAC Insured

14,650	Total Indiana			13,600,945

	Iowa – 0.4% (0.2% of Total Investments)
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	1,718,702
	5.625%, 6/01/46

	Kansas – 0.9% (0.6% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2008, 5.000%, 3/01/23 (UB)	3/14 at 100.00	AAA	3,968,964

	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,007,000
	Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/33 – AGC Insured

	Louisiana – 0.9% (0.5% of Total Investments)
5,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	3,665,850
	Series 2007A, 5.375%, 5/15/43

	Maryland – 1.8% (1.1% of Total Investments)
7,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/09 at 101.00	AA (4)	7,748,550
	University, Series 1999, 6.000%, 7/01/39 (Pre-refunded 7/01/09)

	Massachusetts – 0.3% (0.2% of Total Investments)
860	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series	12/09 at 101.00	AA	883,229
	2000G, 5.700%, 12/01/11 – MBIA Insured (Alternative Minimum Tax)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	367,890
	Series 2008E-1, 5.125%, 7/01/38

1,360	Total Massachusetts			1,251,119

	Michigan – 8.6% (5.3% of Total Investments)
540	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 –	4/13 at 100.00	Baa3	467,570
	SYNCORA GTY Insured
10,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	Aaa	10,567,500
	(Pre-refunded 1/01/10) – FGIC Insured
6,475	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	6,807,944
	Group, Series 1999A, 5.750%, 11/15/16 (Pre-refunded 11/15/09) – MBIA Insured
3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/09 at 100.00	BB	2,732,988
	Obligated Group, Series 1993A, 6.500%, 8/15/18
6,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	5,042,880
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 –
	SYNCORA GTY Insured (Alternative Minimum Tax)
7,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	5,948,850
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,900	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AA	4,558,753
	Hospital, Series 2001M, 5.250%, 11/15/35 – MBIA Insured

39,690	Total Michigan			36,126,485

	Minnesota – 2.3% (1.4% of Total Investments)
7,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	7,552,300
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
1,990	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C,	7/09 at 100.00	AA+	2,042,815
	6.100%, 7/01/30 (Alternative Minimum Tax)

8,990	Total Minnesota			9,595,115

	Mississippi – 0.6% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,403,176
	Healthcare, Series 2008, 5.000%, 9/01/24 (UB)

	Missouri – 0.7% (0.5% of Total Investments)
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	1,715,600
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,443,510
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured

6,500	Total Missouri			3,159,110

	Nevada – 6.7% (4.2% of Total Investments)
4,885	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/18	7/10 at 100.00	AA+ (4)	5,215,226
	(Pre-refunded 7/01/10)
7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AA (4)	8,126,250
	(Pre-refunded 7/01/10) – MBIA Insured
1,950	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	A	842,810
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/32 – AMBAC Insured
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 16.866%,	7/17 at 100.00	AAA	2,408,800
	7/01/31 – BHAC Insured (IF)
10,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	AAA	11,813,497
	7/01/34 (Pre-refunded 7/01/11) – FSA Insured

27,585	Total Nevada			28,406,583

	New Jersey – 8.7% (5.4% of Total Investments)
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 39.39	Baa2	1,264,179
	Care System, Series 2006A, 0.000%, 7/01/35
2,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	2,649,312
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
14,865	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	Aaa	15,107,894
	2000CC, 5.850%, 10/01/25 – MBIA Insured (Alternative Minimum Tax)
1,905	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	4/09 at 100.75	A	1,830,896
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	4,604,800
	0.000%, 12/15/33 – FSA Insured
7,120	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	7,767,137
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
6,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	3,408,990
	Series 2007-1A, 5.000%, 6/01/41

69,630	Total New Jersey			36,633,208

	New Mexico – 5.4% (3.3% of Total Investments)
8,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	4/09 at 100.00	Baa3	6,859,755
	New Mexico – San Juan Project, Series 1997B, 5.800%, 4/01/22
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
8,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	8,827,840
6,200	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	6,841,576

22,700	Total New Mexico			22,529,171

	New York – 11.0% (6.8% of Total Investments)
5,650	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	5,855,264
	Services Facilities, Series 1999D, 5.250%, 8/15/24 (Pre-refunded 8/15/09) – FSA Insured
10,000	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	AA– (4)	10,799,300
	Facilities, Series 1999, 6.000%, 5/15/39 (Pre-refunded 5/15/10)
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	6,692,490
	Series 2002A, 5.125%, 1/01/29
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/09 at 101.00	AAA	4,961,850
	Revenue Bonds, Fiscal Series 1999B, 5.000%, 6/15/29 – FSA Insured
2,255	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough	1/10 at 101.00	A (4)	2,385,136
	Bridge and Tunnel Authority, Certificates of Participation, Series 2000A, 5.750%, 1/01/20
	(Pre-refunded 1/01/10) – AMBAC Insured
9,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	10,530,487
	Series 2000B, 6.000%, 11/15/29 (Pre-refunded 5/15/10)
5,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%,	3/09 at 101.00	Aa1	4,925,448
	4/01/29 (Alternative Minimum Tax)

45,055	Total New York			46,149,975

	North Carolina – 5.0% (3.1% of Total Investments)
18,555	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/09 at 100.00	Baa1	18,567,988
	1993B, 5.500%, 1/01/17 – FGIC Insured
3,000	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	2,559,990
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47

21,555	Total North Carolina			21,127,978

	Ohio – 5.5% (3.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,000	5.375%, 6/01/24	6/17 at 100.00	BBB	2,265,330
260	5.125%, 6/01/24	6/17 at 100.00	BBB	190,718
2,700	5.875%, 6/01/30	6/17 at 100.00	BBB	1,726,353
2,635	5.750%, 6/01/34	6/17 at 100.00	BBB	1,571,224
7,995	5.875%, 6/01/47	6/17 at 100.00	BBB	4,524,051
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	2,130,812
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center,
	Series 1999:
5,000	6.750%, 4/01/18 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,368,350
5,000	6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A (4)	5,368,350
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A+	–
	System Inc., Series 2007A, Trust 2812-1, 0.872%, 1/15/46 – AMBAC Insured (IF)
220	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	217,505
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

35,710	Total Ohio			23,362,693

	Oklahoma – 0.9% (0.5% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,513,832
	Center, Series 2008B, 5.250%, 8/15/38
2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA–	2,153,691
	5.000%, 2/15/24

3,910	Total Oklahoma			3,667,523

	Pennsylvania – 0.9% (0.6% of Total Investments)
95	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,	1/10 at 100.00	AAA	97,550
	5.750%, 1/01/15 – FSA Insured
1,250	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AAA	1,175,513
	FSA Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008,	10/16 at 100.00	AA+	2,651,058
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)

4,595	Total Pennsylvania			3,924,121

	Puerto Rico – 0.9% (0.5% of Total Investments)
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	No Opt. Call	Baa1	537,064
	Bonds, Series 2002D, 0.000%, 7/01/31 – AMBAC Insured
2,200	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	Baa1 (4)	2,155,560
	Bonds, Series 2002D, 0.000%, 7/01/31 (Pre-refunded 7/01/17) – AMBAC Insured
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	A1	918,809
	8/01/54 – AMBAC Insured

26,890	Total Puerto Rico			3,611,433

	Rhode Island – 0.9% (0.5% of Total Investments)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.415%, 10/01/27 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,277,700
1,000	9.515%, 10/01/32 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	793,920
2,200	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,596,936
	Series 2002A, 6.125%, 6/01/32

4,700	Total Rhode Island			3,668,556

	South Carolina – 9.1% (5.6% of Total Investments)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2002:
5,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	6,485,820
4,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	5,306,580
3,750	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001,	10/11 at 100.00	A	3,192,075
	5.500%, 10/01/31
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,963,850
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,825	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA	2,823,333
	Series 2004A, 5.250%, 2/15/22 – MBIA Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A	5,261,860
	0.000%, 1/01/30 – AMBAC Insured
1,250	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series	6/10 at 100.00	Aa1	1,259,775
	2000A-2, 6.000%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
10,310	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	10,919,115
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)

52,200	Total South Carolina			38,212,408

	South Dakota – 2.3% (1.4% of Total Investments)
4,805	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AAA	5,990,009
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
2,280	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20	6/09 at 101.00	B3	2,274,688
	(Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,616,510
	Hospitals, Series 2004A, 5.500%, 11/01/31

8,835	Total South Dakota			9,881,207

	Tennessee – 7.4% (4.6% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	4,585,850
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,060	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 80.49	AAA	13,525,656
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/17 – FSA Insured
12,500	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	13,158,250
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded 11/15/09) – AMBAC Insured

37,560	Total Tennessee			31,269,756

	Texas – 13.7% (8.4% of Total Investments)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa1	2,825,779
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
7,925	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	5,223,605
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11)
	(Alternative Minimum Tax)
4,080	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AA	2,950,411
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
5,500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	6,085,035
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	AAA	676,060
	0.000%, 8/15/28
1,550	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/11 at 101.00	BBB	1,126,013
	Corporation, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)
7,570	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	No Opt. Call	AA	1,223,009
	0.000%, 11/15/31 – MBIA Insured
5,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AA	5,052,500
	2/15/26 – AMBAC Insured
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A	6,818,310
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured
	(Alternative Minimum Tax)
340	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities	5/09 at 100.00	AAA	344,502
	Program Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24
	(Alternative Minimum Tax)
2,110	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	1,937,086
	Series 2004, 6.000%, 12/01/19
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	Baa2	4,124,015
	Series 2002A, 6.000%, 10/01/21
5,500	Spring Independent School District, Harris County, Texas, Unlimited Tax Schoolhouse Bonds,	8/11 at 100.00	AAA	5,560,500
	Series 2001, 5.000%, 8/15/26
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,469,162
	Tarrant County Health Resources, Series 2008, Trust 1197, 9.058%, 11/15/47 (IF)
4,520	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program,	8/09 at 100.00	Aa1	4,529,311
	Series 1999C, 5.500%, 8/01/35
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/36	8/15 at 33.75	AAA	1,782,372
9,110	0.000%, 8/15/41	8/15 at 25.73	AAA	1,330,516
7,110	0.000%, 8/15/45	8/15 at 20.76	AAA	809,900
2,045	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	4/09 at 100.00	AAA	2,046,370
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27
	(Alternative Minimum Tax)
2,000	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series	8/15 at 57.10	AAA	791,620
	2005, 0.000%, 8/15/26

98,655	Total Texas			57,706,076

	Utah – 4.7% (2.9% of Total Investments)
3,565	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2008,	4/13 at 100.00	AAA	3,600,793
	5.000%, 4/01/24 – FSA Insured (UB)
16,050	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997, 5.250%,	2/09 at 100.00	AA–(4)	16,101,039
	8/15/26 – MBIA Insured (ETM)

19,615	Total Utah			19,701,832

	Vermont – 2.2% (1.4% of Total Investments)
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen
	Health Care Inc., Series 2000A:
3,720	6.125%, 12/01/15 – AMBAC Insured	12/10 at 101.00	A	3,795,107
4,265	6.250%, 12/01/16 – AMBAC Insured	12/10 at 101.00	A	4,358,190
1,255	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-13A, 5.950%,	11/09 at 100.00	AAA	1,284,154
	11/01/25 – FSA Insured (Alternative Minimum Tax)

9,240	Total Vermont			9,437,451

	Virginia – 0.3% (0.2% of Total Investments)
2,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,140,800
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42

	Washington – 3.9% (2.4% of Total Investments)
8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	7,559,861
	Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
7,225	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	3/10 at 101.00	AA	7,238,944
	6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,547,325
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

18,535	Total Washington			16,346,130

	West Virginia – 1.0% (0.6% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,388,350
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.0% (1.8% of Total Investments)
7,440	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	6,888,770
	Bonds, Series 2002, 6.125%, 6/01/27
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	4,597,200
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,098,510
	Services Inc., Series 2003A, 5.125%, 8/15/33

14,540	Total Wisconsin			12,584,480

$ 941,605	Total Investments (cost $734,514,308) – 162.4%			683,531,326

	Floating Rate Obligations – (2.3)%			(9,595,000)

	Other Assets Less Liabilities – 3.5%			14,642,754

	Preferred Shares, at Liquidation Value – (63.6)% (6)			(267,575,000)

	Net Assets Applicable to Common Shares – 100%			$421,004,080

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged as collateral for Recourse Trusts.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 39.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$683,531,326	$ —	$683,531,326

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $724,305,771.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 25,880,107
Depreciation	(76,247,613)

Net unrealized appreciation (depreciation) of investments	$(50,367,506)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009